Subsequent Events (Details Narrative) - USD ($)						9 Months Ended		12 Months Ended
	Jun. 11, 2024	Apr. 24, 2024	Apr. 15, 2024	Jan. 17, 2024	Apr. 24, 2014	Sep. 30, 2024		Dec. 31, 2023		Dec. 07, 2023	Sep. 07, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Preferred stock, shares authorized						50,000,000		50,000,000				50,000,000
Preferred stock, par value						$ 0.001		$ 0.001
Issuance of shares						100		100
Common stock, shares issued						10,880,000		10,880,000				10,880,000
Related party principal amount										$ 1,000,000	$ 1,000,000
Outstanding balance						$ 219,224		$ 785,315				$ 661,715
Reverse stock split	1.25-for-1 reverse stock split
Equity note description	every holder of 1.25 shares of common stock of the Company shall receive 1 share of common stock
Bank And Other Borrowings One [Member]
Subsequent Event [Line Items]
Related party principal amount						$ 500,000	[1]	$ 500,000	[2]
Fixed interest rate						3.75%	[1]	3.75%	[2]
Outstanding balance							[1]	$ 488,961	[2]			$ 499,650	[2]
Mr Cheung Ching Ping [Member]
Subsequent Event [Line Items]
Related party percentage				50.00%	50.00%
Mr. Cheung Chi Ping [Member]
Subsequent Event [Line Items]
Related party percentage					40.00%
Mr Cheung Yick Chung [Member]
Subsequent Event [Line Items]
Related party percentage				40.00%	10.00%
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares issued						5,440,000		5,440,000
Ace Champion Investments Limited [Member]
Subsequent Event [Line Items]
Issuance of shares				6,800,000
Common stock, shares issued	10,880,000
Ace Champion Investments Limited [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares issued	5,440,000
Chrome Fields Asset Management LLC [Member]
Subsequent Event [Line Items]
Common stock, shares issued	4,352,000
Trendy View Assets Management [Member]
Subsequent Event [Line Items]
Issuance of shares				1,360,000
Common stock, shares issued	1,088,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized						20,000,000		20,000,000				20,000,000
Preferred stock, par value						$ 0.001		$ 0.001				$ 0.001
Preferred stock voting rights						holders of series A preferred stock would have 20 voting rights		holders of series A preferred stock would have 20 voting rights
Series A Preferred Stock [Member] | Mr. Cheung Chi Ping [Member]
Subsequent Event [Line Items]
Issuance of shares				1,000,000
Series A Preferred Stock [Member] | Ace Champion Investments Limited [Member]
Subsequent Event [Line Items]
Issuance of shares				5,000,000
Series A Preferred Stock [Member] | Chrome Fields Asset Management LLC [Member]
Subsequent Event [Line Items]
Issuance of shares				4,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized				50,000,000
Preferred stock, par value				$ 0.001
Related party principal amount			$ 500,000
Reverse stock split	1.25-for-1 reverse stock split
Equity note description	every holder of 1.25 shares of common stock of the Company shall receive 1 share of common stock
Subsequent Event [Member] | Mr Cheung Ching Ping [Member]
Subsequent Event [Line Items]
Related party principal amount		$ 250,000
Related party percentage		50.00%		50.00%
Subsequent Event [Member] | Mr. Cheung Chi Ping [Member]
Subsequent Event [Line Items]
Related party principal amount					$ 200,000
Related party percentage		40.00%
Subsequent Event [Member] | Mr Cheung Yick Chung [Member]
Subsequent Event [Line Items]
Related party principal amount			$ 50,000
Related party percentage			10.00%	40.00%
Subsequent Event [Member] | Pine Ridge Group Limited [Member]
Subsequent Event [Line Items]
Common stock, shares issued				5,440,000
Subsequent Event [Member] | Ace Champion Investments Limited [Member]
Subsequent Event [Line Items]
Issuance of shares				6,800,000
Common stock, shares issued	10,880,000
Subsequent Event [Member] | Ace Champion Investments Limited [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares issued	5,440,000
Subsequent Event [Member] | Chrome Fields Asset Management LLC [Member]
Subsequent Event [Line Items]
Common stock, shares issued	4,352,000
Subsequent Event [Member] | Trendy View Assets Management [Member]
Subsequent Event [Line Items]
Issuance of shares				1,360,000
Common stock, shares issued	1,088,000
Subsequent Event [Member] | Founder [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares				8,160,000
Issuance of shares, value				$ 8,160
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized				20,000,000
Preferred stock, par value				$ 0.001
Preferred stock voting rights								holders of Series A preferred stock would have 20 voting rights
Subsequent Event [Member] | Series A Preferred Stock [Member] | Mr. Cheung Chi Ping [Member]
Subsequent Event [Line Items]
Issuance of shares				1,000,000
Subsequent Event [Member] | Series A Preferred Stock [Member] | Ace Champion Investments Limited [Member]
Subsequent Event [Line Items]
Issuance of shares				5,000,000
Subsequent Event [Member] | Series A Preferred Stock [Member] | Chrome Fields Asset Management LLC [Member]
Subsequent Event [Line Items]
Issuance of shares				4,000,000
Subsequent Event [Member] | Series A Preferred Stock [Member] | Founder [Member]
Subsequent Event [Line Items]
Issuance of shares				10,000,000
Issuance of shares, value				$ 10,000

[1]	Loan #1 is guaranteed by Cheung Chi Ping (“Mr. Cheung”), director of the Company, and Chrome I and secured by all intangible and tangible personal property of Mr. Cheung.
[2]	Loan #1 is guaranteed by Cheung Chi Ping (“Mr. Cheung”), director of the Company, and Chrome I and secured by all intangible and tangible personal property of Mr. Cheung.